EARNINGS (LOSS) PER COMMON SHARE - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Earnings attributable to common shareholders	$ (476)	$ 1,376
Weighted average number of common shares (in shares)	550,000,000	512,000,000
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	$ (476)	$ 1,376
Adjusted weighted average number of ordinary shares outstanding (in shares)	550,000,000	514,000,000
Antidilutive securities excluded from computation of earnings per share, amount	277,000	0